REVENUES (Details) - ARS ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
REVENUES
Mobile Services	$ 1,035,232	$ 528,354	$ 2,735,909	$ 1,521,775
Internet Services	446,089	338,231	1,235,080	955,895
Cable Television Services	221,680	186,059	631,457	545,155
Fixed and Data Services	258,358	144,281	676,563	471,251
Other services revenues	16,312	13,846	48,296	40,057
Subtotal Services revenues	1,977,671	1,210,771	5,327,305	3,534,133
Equipment revenues	87,540	84,587	295,256	224,032
Total Revenues	$ 2,065,211	$ 1,295,358	$ 5,622,561	$ 3,758,165